United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/18

Date of Reporting Period: Quarter ended 01/31/18

Item 1.	Schedule of Investments

Federated Kaufmann Fund
Portfolio of Investments
January 31, 2018 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—92.5%
		Consumer Discretionary—8.7%
51,210	[1]	Amazon.com, Inc.	$74,300,077
200,000	[2]	Ctrip.com International Ltd., ADR	9,356,000
1,375,000	[1]	Floor & Decor Holdings, Inc.	64,487,500
400,000		Hilton Worldwide Holdings, Inc.	34,260,000
19,500	[1]	Hyatt Hotels Corp., Class A	1,585,350
435,800	[1,2]	JD.com, Inc., ADR	21,454,434
750,000		Las Vegas Sands Corp.	58,140,000
140,000	[1]	Mohawk Industries, Inc.	39,348,400
446,000		Moncler S.p.A	14,690,969
40,537,637		NagaCorp Limited	33,113,471
10,000	[1,2]	Priceline.com, Inc.	19,120,500
4,000,000		Samsonite International SA	17,333,516
500,000	[2]	Six Flags Entertainment Corp.	33,780,000
627,500		Starbucks Corp.	35,648,275
130,000		Vail Resorts, Inc.	28,412,800
600,000	[2]	Wingstop, Inc.	29,016,000
501,000	[1]	Yoox Net-A-Porter Group	23,537,058
		TOTAL	537,584,350
		Consumer Staples—0.8%
360,000	[1,2]	Blue Buffalo Pet Products, Inc.	12,232,800
165,000		Constellation Brands, Inc., Class A	36,212,550
		TOTAL	48,445,350
		Energy—0.7%
1,320,000		US Silica Holdings, Inc.	43,942,800
		Financials—7.1%
221,600		Affiliated Managers Group	44,238,008
1,000,000		Bank of New York Mellon Corp.	56,700,000
255,000		BlackRock, Inc.	143,259,000
460,000		CIT Group Holdings, Inc.	23,317,400
1,143,800		Chimera Investment Corp.	19,433,162
1	[1,3,4]	FA Private Equity Fund IV LP	509,383
5,742,962		FinecoBank Banca Fineco S.p.A.	71,326,348
865,685	[5]	Hamilton Lane, Inc.	32,272,737
1	[1,3,4]	Infrastructure Fund	0
2,705,000		Mediobanca S.p.A.	32,890,734
800,000	[1,2]	Qudian, Inc., ADR	11,192,000
		TOTAL	435,138,772
		Health Care—33.1%
300,000		Agilent Technologies, Inc.	22,029,000
232,600	[1]	Albireo Pharma, Inc.	8,141,000
171,000	[1]	Align Technology, Inc.	44,802,000
235,000	[1]	Alnylam Pharmaceuticals, Inc.	30,545,300
850,000	[1]	Amphastar Pharmaceuticals, Inc.	15,844,000
268,200	[1]	AnaptysBio, Inc.	28,265,598
1	[3,4]	Apollo Investment Fund V	161,727
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
1,793,314	[1,5]	arGEN-x N.V.	$139,541,818
685,100	[1]	Argenx SE, ADR	53,150,058
296,500	[1,2]	Atara Biotherapeutics, Inc.	11,207,700
6,978,566	[1,4]	BioNano Genomics, Inc.	0
960,000	[1]	Boston Scientific Corp.	26,841,600
525,000	[1,2]	CRISPR Therapeutics AG	20,622,000
540,000	[1,2]	Clementia Pharmaceuticals, Inc.	8,645,400
5,180,000	[1,5]	ContraFect Corp.	6,993,000
11,756,795	[1,5]	Corcept Therapeutics, Inc.	270,582,637
875,000		Danaher Corp.	88,620,000
8,829,511	[1,2,4,5]	Dyax Corp.	21,279,121
1,900,000	[1]	Dynavax Technologies Corp.	30,590,000
200,000	[1,2]	Editas Medicine, Inc.	7,302,000
255,000	[1]	Edwards Lifesciences Corp.	32,277,900
255,000	[1,2]	GW Pharmaceuticals PLC, ADR	35,223,150
510,000	[1]	Galapagos NV	60,677,109
850,000	[1]	Galapagos NV, ADR	100,487,000
410,000	[1]	Genmab A/S	75,123,173
371,134	[1,2]	Glaukos Corp.	11,137,731
4,753,986	[1,2]	Horizon Discovery Group PLC	15,603,908
145,000	[1]	IDEXX Laboratories, Inc.	27,120,800
250,000	[1]	Illumina, Inc.	58,160,000
180,000	[1]	Insulet Corp.	13,775,400
480,000	[1,2]	Intellia Therapeutics, Inc.	12,336,000
925,000	[1,5]	Intersect ENT, Inc.	34,548,750
1	[1,3,4]	Latin Healthcare Fund	365,405
6,325,000	[1,2,5]	Minerva Neurosciences, Inc.	40,480,000
150,000	[1]	Myokardia, Inc.	7,740,000
1,000,000	[1]	Nektar Therapeutics	83,610,000
240,000	[1,2]	Nevro Corp.	19,262,400
315,000	[1]	PRA Health Sciences, Inc.	28,683,900
405,000	[1,2]	Penumbra, Inc.	40,338,000
880,000	[1,2]	Poxel SA	7,319,540
9,940,101	[1,5]	Progenics Pharmaceuticals, Inc.	58,149,591
710,000	[1,2]	Repligen Corp.	25,112,700
3,325,000	[1,2,5]	SCYNEXIS, Inc.	5,918,500
1,300,000	[1,2,5]	Seres Therapeutics, Inc.	13,130,000
959,018	[1,4,5]	Soteira, Inc.	0
1,570,000	[1,2,5]	Spark Therapeutics, Inc.	87,998,500
2,476,223	[1,5]	SteadyMed Ltd.	8,061,863
117,816	[1,5]	SteadyMed Ltd.	368,764
1,173,832	[1,5]	SteadyMed Ltd.	3,814,954
175,000		Stryker Corp.	28,766,500
182,975	[1,2]	Tesaro, Inc.	12,343,493
948,700	[1,2]	Ultragenyx Pharmaceutical, Inc.	50,613,145
2,500,000	[1]	Veeva Systems, Inc.	157,150,000
1,235,300	[1,5]	Zogenix, Inc.	44,903,155
		TOTAL	2,035,765,290
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—9.4%
1,460,000	[2]	Air Lease Corp.	$70,985,200
500,000		Alaska Air Group, Inc.	32,865,000
1,000,000	[1]	Azul S.A., ADR	29,190,000
235,000		Fortive Corp.	17,864,700
2,525,108	[1,2]	Gates Industrial Corp PLC	49,492,117
506,094	[2]	Heico Corp.	40,649,450
500,000		KAR Auction Services, Inc.	27,270,000
420,000		Osram Licht AG	36,687,192
894,300		REV Group, Inc.	26,167,218
150,000		Raytheon Co.	31,341,000
329,000		Roper Technologies, Inc.	92,314,110
350,000	[1]	Verisk Analytics, Inc.	35,017,500
905,800	[1]	XPO Logistics, Inc.	85,543,752
		TOTAL	575,387,239
		Information Technology—26.1%
60,000	[1,2]	2U, Inc.	4,456,200
120,000	[1]	Adobe Systems, Inc.	23,971,200
3,800,000	[1,2]	Advanced Micro Devices, Inc.	52,212,000
330,000	[1]	Alibaba Group Holding Ltd., ADR	67,415,700
625,000		Amadeus IT Group S.A.	48,524,065
239,800		Broadcom Ltd.	59,477,594
445,000		Cognex Corp.	27,754,650
232,500	[1]	CoStar Group, Inc.	80,470,575
1,185,000	[1]	Coupa Software, Inc.	45,302,550
7,873,765		Evry AS	32,687,533
1,059,322	[1,3,4]	Expand Networks Ltd.	0
3,260,000	[1,2]	GDS Holdings Ltd., ADR	93,040,400
1,077,200	[1]	GoDaddy, Inc.	59,493,756
743,000	[1,2]	GrubHub, Inc.	53,681,750
1,468,800		Marvell Technology Group Ltd.	34,267,104
1,310,500	[1]	Microsemi Corp.	80,975,795
550,000	[1]	MindBody, Inc.	19,332,500
1,100,000	[1,2]	Pagseguro Digital Ltd.	30,734,000
675,000	[1,2]	Q2 Holdings, Inc.	28,586,250
1,423,600	[1]	Radware Ltd.	28,628,596
441,700	[1]	Rapid7, Inc.	10,591,966
600,000	[1]	RealPage, Inc.	29,850,000
180,000	[1,2]	Red Hat, Inc.	23,648,400
683,086	[2]	STMicroelectronics N.V., ADR	16,325,755
450,000	[1]	Salesforce.com, Inc.	51,259,500
3,751	[1,3,4]	Sensable Technologies, Inc.	0
1,005,000	[1]	ServiceNow, Inc.	149,614,350
356,800	[1,2]	Shopify, Inc.	45,641,856
1,381,500	[1]	Splunk, Inc.	127,609,155
104,000		Tencent Holdings Ltd.	6,158,043
415,000	[1]	Tyler Technologies, Inc.	83,626,650
938,300	[1]	Workday, Inc.	112,492,787
665,700	[1]	WorldPay, Inc.	53,462,367
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
600,000	[1,2]	Zillow Group, Inc.	$26,676,000
		TOTAL	1,607,969,047
		Materials—4.7%
313,400	[2]	Albemarle Corp.	34,972,306
130,000		Eagle Materials, Inc.	14,566,500
405,400	[1]	Ingevity Corp.	29,411,770
255,700		Martin Marietta Materials	58,343,069
251,600		Sherwin-Williams Co.	104,944,876
405,000		Westlake Chemical Corp.	45,603,000
		TOTAL	287,841,521
		Real Estate—1.9%
300,000	[1]	CBRE Group, Inc.	13,707,000
400,000		Crown Castle International Corp.	45,108,000
650,000		MGM Growth Properties LLC	18,239,000
540,000		Ryman Hospitality Properties	41,337,000
		TOTAL	118,391,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,116,072,213)	5,690,465,369
		PREFERRED STOCK—0.0%
		Information Technology—0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C (IDENTIFIED COST $5,000,001)	0
		WARRANTS—0.1%
		Health Care—0.1%
1,735,000	[1,5]	ContraFect Corp., Warrants	953,382
3,445,000	[1,5]	ContraFect Corp., Warrants	1,438,632
848,250	[1,5]	SCYNEXIS, Inc., Warrants	587,668
		TOTAL WARRANTS (IDENTIFIED COST $51,800)	2,979,682
		INVESTMENT COMPANIES—13.5%
116,472,751	[5,6]	Federated Government Obligations Fund, Institutional Shares, 1.19%[7]	116,472,751
714,171,740	[5,6]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.51%[7]	714,171,740
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $830,632,785)	830,644,492
		TOTAL INVESTMENT IN SECURITIES-106.1% (IDENTIFIED COST $3,951,756,799)	6,524,089,543
		OTHER ASSETS AND LIABILITIES-NET—(6.1)%[8]	(374,252,327)
		TOTAL NET ASSETS—100%	$6,149,837,216
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities Loaned	Market Value of Collateral
$351,574,851	$361,914,979
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2018, these restricted securities amounted to $1,036,515, which represented 0.0% of total net assets.

4

Additional information on restricted securities held at January 31, 2018, is as follows:
Security	Acquisition Date	Cost	Market Value
Apollo Investment Fund V	5/18/2001	$0	$161,727
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$0	$509,383
Infrastructure Fund	8/11/2000	$404,496	$0
Latin Healthcare Fund	11/28/2000	$0	$365,405
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0
4	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
5	Affiliated companies and holdings.
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended January 31, 2018, were as follows:
Affiliated	Balance of Shares Held 10/31/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
arGEN-x	1,792,250	1,064	—	1,793,314	139,541,818	$98,095,225	$—	$—
ContraFect Corp.	5,180,000	—	—	5,180,000	6,993,000	$1,657,600	$—	$—
ContraFect Corp., Warrants	3,445,000	—	—	3,445,000	1,438,632	$379,984	$—	$—
ContraFect Corp., Warrants	1,735,000	—	—	1,735,000	953,382	$257,821	$—	$—
Corcept Therapeutics, Inc.	10,752,426	1,004,369	—	11,756,795	270,582,637	$41,327,791	$—	$—
Dyax Corp. CVR	8,829,511	—	—	8,829,511	21,279,121	$88,295	$—	$—
Dynavax Technologies Corp.*	1,900,000	—	—	1,900,000	30,590,000	$(11,210,000)	$—	$—
Egalet Corp.*	273,251		(273,251)	—	—	$997,705	$(997,051)	$—
Galapagos NV*	510,000	—	—	510,000	60,677,109	$11,207,783	$—	$—
Galapagos NV, ADR*	850,000	—	—	850,000	$100,487,000	$17,629,000	$—	$—
Hamilton Lane, Inc.	865,685	—	—	865,685	$32,272,737	$8,475,056	$—	$—
Intersect ENT, Inc.*	925,000	—	—	925,000	$34,548,750	$7,122,500	$—	$—
Minerva Neurosciences, Inc.	6,325,000	—	—	6,325,000	$40,480,000	$632,500	$—	$—
Progenics Pharmaceuticals, Inc.	9,940,101	—	—	9,940,101	$58,149,591	$(3,379,634)	$—	$—
SCYNEXIS, Inc.	3,325,000	—	—	3,325,000	$5,918,500	$(665,000)	$—	$—
SCYNEXIS, Inc. Warrants	848,250	—	—	848,250	$587,668	$(211,638)	$—	$—
Seres Therapeutics, Inc.*	650,000	650,000.	—	1,300,000	$13,130,000	$(9,007)	$—	$—
Soteira, Inc.	959,018	—	—	959,018	0	0	$—	$—
Spark Therapeutics, Inc.	1,370,000	200,000	—	1,570,000	$87,998,500	$(32,241,159)	$—	$—
SteadyMed Ltd.	2,594,039	—	—	2,594,039	$8,430,627	$382,432	$6,674	$—
SteadyMed Ltd.	1,173,832	—	—	1,173,832	$3,814,954	$176,075	$—	$—
Zogenix, Inc.*	1,235,300	—	—	1,235,300	$44,903,155	$(1,420,595)	$—	$—
Affiliated Issuers no longer in the portfolio at period end	—	—	—	—	$—	$—	$—	$—
TOTAL OF AFFILIATED TRANSACTIONS	65,478,663	1,855,433	(273,251)	67,060,845	$962,777,181	$139,292,734	$(990,377)	$—
*	At January 31, 2018, the Fund no longer has ownership of at least 5% of the voting shares.
5

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2018, were as follows:
	Federated Government Obligations Fund, Institutional Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2017	145,562,751	723,061,148	868,623,899
Purchases/Additions	419,067,421	490,055,215	909,122,636
Sales/Reductions	(448,157,421)	(498,944,623)	(947,102,044)
Balance of Shares Held 1/31/2018	116,472,751	714,171,740	830,644,491
Value	$116,472,751	$714,171,740	$830,644,491
Change in Unrealized Appreciation/Depreciation	NA	$15,190	$15,190
Net Realized Gain/(Loss)	NA	$(74,030)	$(74,030)
Dividend Income	$444,074	$2,315,222	$2,759,296
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
6	All or a portion of this security is held as collateral for securities lending.
7	7-day net yield.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the
6

investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$4,439,131,177	$—	$22,315,636	$4,461,446,813
International	613,804,080	615,214,476	—	1,229,018,556
Preferred Stock
Domestic	$—	$—	$0	$0
Debt Securities:
Warrants	$—	$2,979,682	$—	$2,979,682
Investment Companies	830,644,492	—	—	830,644,492
TOTAL SECURITIES	$5,883,579,749	$618,194,158	$22,315,636	$6,524,089,543
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CVR	—Contingent Value Right
7
Federated Kaufmann Large Cap Fund
Portfolio of Investments
January 31, 2018 (unaudited)
Shares			Value
		COMMON STOCKS—98.7%
		Consumer Discretionary—14.6%
71,800	[1]	Amazon.com, Inc.	$104,173,902
683,300		Hilton Worldwide Holdings, Inc.	58,524,645
340,000		Home Depot, Inc.	68,306,000
970,000		Las Vegas Sands Corp.	75,194,400
20	[1,2]	New Cotai LLC/Capital	601,601
20,825	[1]	Priceline.com, Inc.	39,818,442
600,000		Starbucks Corp.	34,086,000
776,000		TJX Cos., Inc.	62,328,320
270,000	[1]	Ulta Beauty, Inc.	59,967,000
		TOTAL	503,000,310
		Consumer Staples—1.5%
228,500		Constellation Brands, Inc., Class A	50,148,895
		Energy—0.6%
395,000		Halliburton Co.	21,211,500
		Financials—7.4%
1,020,000		American International Group, Inc.	65,198,400
610,000		Bank of New York Mellon Corp.	34,587,000
139,000		BlackRock, Inc.	78,090,200
661,000		JPMorgan Chase & Co.	76,457,870
		TOTAL	254,333,470
		Health Care—18.8%
204,300	[1]	Align Technology, Inc.	53,526,600
342,000	[1,3]	Alnylam Pharmaceuticals, Inc.	44,453,160
2,200,000	[1]	Boston Scientific Corp.	61,512,000
468,000	[1]	Edwards Lifesciences Corp.	59,239,440
371,000	[1]	Galapagos NV, ADR	43,859,620
387,700	[1]	Genmab A/S	71,037,205
410,500		Gilead Sciences, Inc.	34,399,900
393,000	[1]	IDEXX Laboratories, Inc.	73,506,720
144,200	[1,3]	Illumina, Inc.	33,546,688
227,534		Stryker Corp.	37,402,039
1,122,251	[1,3]	Veeva Systems, Inc.	70,544,698
875,000		Zoetis, Inc.	67,138,750
		TOTAL	650,166,820
		Industrials—12.4%
1,280,000	[1]	AerCap Holdings NV	69,248,000
337,011	[3]	FedEx Corp.	88,458,647
865,000		Ingersoll-Rand PLC, Class A	81,854,950
822,300		Osram Licht AG	71,828,281
360,700		Raytheon Co.	75,364,658
151,400		Roper Technologies, Inc.	42,481,326
		TOTAL	429,235,862
		Information Technology—31.9%
295,000	[1]	Alibaba Group Holding Ltd., ADR	60,265,550
90,000	[1]	Alphabet, Inc.	106,399,800
910,000		Amadeus IT Group S.A.	70,651,039
380,000	[3]	Broadcom Ltd.	94,251,400
1

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
1,000,000	[3]	CSRA, Inc.	$33,280,000
608,167	[1]	Facebook, Inc.	113,660,330
923,000		Marvell Technology Group Ltd.	21,533,590
595,000		Mastercard, Inc.	100,555,000
830,000		Microsoft Corp.	78,858,300
370,000	[1,3]	Red Hat, Inc.	48,610,600
930,000	[1]	Salesforce.com, Inc.	105,936,300
338,500	[1,3]	ServiceNow, Inc.	50,392,495
475,000	[1]	Splunk, Inc.	43,875,750
722,400		Visa, Inc., Class A	89,743,752
1,041,000	[1]	WorldPay, Inc.	83,602,710
		TOTAL	1,101,616,616
		Materials—4.9%
262,600		Albemarle Corp.	29,303,534
258,800		Martin Marietta Materials	59,050,396
196,700		Sherwin-Williams Co.	82,045,537
		TOTAL	170,399,467
		Real Estate—3.8%
1,390,000	[1]	CBRE Group, Inc.	63,509,100
600,000	[3]	Crown Castle International Corp.	67,662,000
		TOTAL	131,171,100
		Telecommunication Services—2.8%
1,495,000	[1,3]	T-Mobile USA, Inc.	97,324,500
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,089,501,888)	3,408,608,540
	[4]	INVESTMENT COMPANIES—1.2%
3,502,632	[5]	Federated Government Obligations Fund, Institutional Shares, 1.19%[6]	3,502,632
36,858,095	[5]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.51%[6]	36,858,095
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $40,358,367)	40,360,727
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $2,129,860,255)	3,448,969,267
		OTHER ASSETS AND LIABILITIES - NET—0.1%[7]	2,823,764
		TOTAL NET ASSETS—100%	$3,451,793,031
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities Loaned	Market Value of Collateral
$10,735,054	$10,883,704
2

4	Affiliated holdings.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2018, were as follows:
	Federated Government Obligations Fund, Institutional Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2017	—	179,711,509	179,711,509
Purchases/Additions	110,122,159	187,699,990	297,822,149
Sales/Reductions	(106,619,527)	(330,553,404)	(437,172,931)
Balance of Shares Held 1/31/2018	3,502,632	36,858,095	40,360,727
Value	$3,502,632	$36,858,095	$40,360,727
Change in Unrealized Appreciation/Depreciation	NA	$158	$158
Net Realized Gain/(Loss)	NA	$(13,626)	$(13,626)
Dividend Income	$15,624	$401,852	$417,476
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
5	All or a portion of this security is held as collateral for securities lending.
6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
3

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$2,823,477,304	$—	$601,601	$2,824,078,905
International	371,013,110	213,516,525	—	584,529,635
Investment Companies	40,360,727	—	—	40,360,727
TOTAL SECURITIES	$3,234,851,141	$213,516,525	$601,601	$3,448,969,267
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
4
Federated Kaufmann Small Cap Fund
Portfolio of Investments
January 31, 2018 (unaudited)
Shares			Value
		COMMON STOCKS—90.3%
		Consumer Discretionary—11.7%
125,000	[1,2]	At Home Group, Inc.	$3,960,000
288,500		Camping World Holdings, Inc.	12,910,375
186,700	[1,2]	Canada Goose Holdings, Inc.	6,709,998
12,000	[1]	Cracker Barrel Old Country Store, Inc.	2,117,760
225,000		Delta Corp., Ltd.	1,220,270
90,000	[1,2]	Despegar.com Corp.	2,740,500
100,000	[1,2]	Duluth Holdings, Inc.	1,761,000
290,000	[2]	Floor & Decor Holdings, Inc.	13,601,000
60,000	[2]	Lakes Gaming, Inc.	1,879,200
60,000		Maisons du Monde SA	2,578,086
190,000		Moncler S.p.A	6,258,485
9,136,186		NagaCorp Limited	7,462,962
150,000	[1,2]	National Vision Holdings, Inc.	5,868,000
243,000	[1,2]	Planet Fitness, Inc.	8,203,680
618,805		Samsonite International SA	2,681,516
35,000	[1,2]	Secoo Holding Ltd., ADR	505,050
127,500	[1]	Six Flags Entertainment Corp.	8,613,900
35,400		Vail Resorts, Inc.	7,737,024
270,000		Wingstop, Inc.	13,057,200
124,000	[2]	Yoox Net-A-Porter Group	5,825,539
		TOTAL	115,691,545
		Consumer Staples—0.5%
72,000	[1,2]	Blue Buffalo Pet Products, Inc.	2,446,560
125,800	[1,2]	elf Beauty, Inc.	2,586,448
		TOTAL	5,033,008
		Energy—1.7%
1,278,900	[2]	Independence Contract Drilling, Inc.	5,882,940
147,000	[2]	Liberty Oilfield Services, Inc.	3,254,580
235,300		US Silica Holdings, Inc.	7,833,137
		TOTAL	16,970,657
		Financials—4.3%
31,200	[1]	Affiliated Managers Group	6,228,456
350,000		Chimera Investment Corp.	5,946,500
565,000	[2]	doBank S.p.A.	9,037,237
874,310		FinecoBank Banca Fineco SPA	10,858,741
270,916	[3]	Hamilton Lane, Inc.	10,099,749
		TOTAL	42,170,683
		Health Care—25.7%
71,300	[2]	Albireo Pharma, Inc.	2,495,500
178,031	[2]	Amphastar Pharmaceuticals, Inc.	3,318,498
166,100	[2]	AnaptysBio, Inc.	17,505,279
253,560	[2,3]	arGEN-x N.V.	19,730,077
97,450	[2]	Argenx SE, ADR	7,560,171
46,000	[1,2]	Atara Biotherapeutics, Inc.	1,738,800
81,400	[1,2]	CRISPR Therapeutics AG	3,197,392
125,000	[1,2]	Clementia Pharmaceuticals, Inc.	2,001,250
690,000	[1,2,3]	ContraFect Corp.	931,500
1

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
570,000	[2,3]	Corcept Therapeutics, Inc.	$13,118,550
687,507	[1,2]	Cryoport, Inc.	6,118,812
125,000	[2,3,4]	Dyax Corp.	301,250
473,000	[2]	Dynavax Technologies Corp.	7,615,300
50,000	[1,2]	Editas Medicine, Inc.	1,825,500
36,800	[1,2]	GW Pharmaceuticals PLC, ADR	5,083,184
99,100	[2]	Galapagos NV	11,790,395
96,900	[2]	Galapagos NV, ADR	11,455,518
200,000	[1,2]	GenMark Diagnostics, Inc.	1,088,000
69,588	[1,2]	Glaukos Corp.	2,088,336
981,400	[1,2]	Horizon Discovery Group PLC	3,221,229
26,300	[1,2]	Insulet Corp.	2,012,739
75,000	[2]	Intellia Therapeutics, Inc.	1,927,500
260,475	[2]	Intersect ENT, Inc.	9,728,741
100,000	[2]	iRhythm Technologies, Inc.	5,963,000
110,000	[2]	K2M Group Holdings, Inc.	2,317,700
1,055,000	[2,3]	Minerva Neurosciences, Inc.	6,752,000
55,500	[2]	Myokardia, Inc.	2,863,800
166,000	[2]	Nektar Therapeutics	13,879,260
547,300	[1,2]	NeoGenomics, Inc.	4,225,156
41,800	[2]	Nevro Corp.	3,354,868
50,000	[2]	PRA Health Sciences, Inc.	4,553,000
58,465	[2]	Penumbra, Inc.	5,823,114
57,613	[1,2]	Protalix Biotherapeutics, Inc.	39,753
73,000	[2]	Puma Biotechnology, Inc.	4,880,050
131,500	[2]	Repligen Corp.	4,651,155
150,000	[1,2]	Rhythm Pharmaceuticals, Inc.	4,735,500
800,000	[1,2,3]	SCYNEXIS, Inc.	1,424,000
432,800	[1,2]	Seres Therapeutics, Inc.	4,371,280
241,600	[1,2,3]	Spark Therapeutics, Inc.	13,541,680
409,417	[2,3,5]	SteadyMed Ltd.	1,281,475
149,400	[2,3,5]	SteadyMed Ltd.	485,550
263,753	[2,3]	SteadyMed Ltd.	906,327
27,424	[2]	Tesaro, Inc.	1,850,023
178,000	[2]	Ultragenyx Pharmaceutical, Inc.	9,496,300
200,000	[2]	Veeva Systems, Inc.	12,572,000
194,000	[1,2]	Zogenix, Inc.	7,051,900
		TOTAL	252,872,412
		Industrials—9.8%
222,500	[1]	Air Lease Corp.	10,817,950
735,000		Aramex PJSC	842,816
165,000	[2]	Azul S.A., ADR	4,816,350
1,470,000		Biffa PLC	4,998,941
1,103,000	[1,2]	Dirtt Environmental Solutions Ltd.	5,147,333
24,000	[2]	Dycom Industries, Inc.	2,801,040
397,216	[2]	Gates Industrial Corp PLC	7,785,434
172,200	[2]	JELD-WEN Holding, Inc.	6,764,016
144,600		KAR Auction Services, Inc.	7,886,484
502,800	[1,2]	Kornit Digital Ltd.	7,516,860
143,400	[1,2]	Mercury Systems, Inc.	6,886,068
505,000	[2]	Milacron Holdings Corp.	9,579,850
2

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
167,600		REV Group, Inc.	$4,903,976
93,000		Trinity Industries, Inc.	3,205,710
135,300	[2]	XPO Logistics, Inc.	12,777,732
		TOTAL	96,730,560
		Information Technology—30.5%
91,490	[1,2]	2U, Inc.	6,794,962
105,500	[1,2]	Accesso Technology Group PLC	3,353,026
183,200	[1,2]	Alarm.com Holdings, Inc.	7,031,216
300,000	[1,2]	Alteryx, Inc.	8,220,000
275,000	[2]	Aquantia Corp.	3,597,000
114,000	[2]	Atlassian Corp. PLC	6,154,860
224,000	[2]	Avaya Holdings Corp.	4,677,120
100,000	[1,2]	Blackline, Inc.	3,323,000
475,000	[1,2]	Box, Inc.	10,564,000
100,000	[1,2]	BroadSoft, Inc.	5,490,000
155,000	[1,2]	CalAmp Corp.	3,794,400
1,630,000	[1]	Camtek Ltd.	11,018,800
250,000	[1,2]	Cloudera, Inc.	4,680,000
33,900	[2]	CoStar Group, Inc.	11,733,129
100,000	[1,2]	Coupa Software, Inc.	3,823,000
41,400	[2]	Delivery Hero GmbH	1,776,112
120,000	[2]	Envestnet, Inc.	6,450,000
70,000	[1,2]	Everbridge, Inc.	2,259,600
167,000	[1,2]	Forescout Technologies, Inc.	5,080,140
335,000	[2]	GTT Communications, Inc.	15,460,250
98,300	[1,2]	Globant SA	4,466,752
187,700	[1,2]	GoDaddy, Inc.	10,366,671
300,000	[1,2]	Gridsum Holding, Inc., ADR	3,984,000
128,000	[1,2]	GrubHub, Inc.	9,248,000
296,000	[1,2]	Ichor Holdings Ltd.	9,448,320
175,000	[2]	Instructure, Inc.	6,282,500
350,000	[2]	Just Eat PLC	4,055,510
350,000	[1,2]	Magnachip Semiconductor Corp.	4,375,000
200,000	[2]	Microsemi Corp.	12,358,000
344,000	[2]	Mimecast Ltd.	10,578,000
205,000	[2]	MindBody, Inc.	7,205,750
70,000	[2]	MongoDB, Inc.	1,897,700
1,300,000	[1,2]	Nearmap Ltd.	756,604
100,700	[2]	Novoste Corp.	5,830,530
38,700	[2]	OSI Systems, Inc.	2,557,296
300,300	[1,2]	Oclaro, Inc.	1,783,782
179,400	[1,2]	Q2 Holdings, Inc.	7,597,590
202,700	[1,2]	Quantenna Communications, Inc.	2,789,152
322,500	[2]	Radware Ltd.	6,485,475
500,000	[1,2]	Rapid7, Inc.	11,990,000
152,800	[2]	RealPage, Inc.	7,601,800
50,000	[2]	RingCentral, Inc.	2,715,000
45,800	[2]	Rogers Corp.	7,546,924
310,000	[2]	SailPoint Technologies Holding	5,186,300
100,000	[1,2]	SendGrid, Inc.	2,247,000
63,000	[2]	Shopify, Inc.	8,058,960
3

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
346,500	[1,2]	ShotSpotter, Inc.	$5,866,245
86,000	[2]	Takeaway.com Holding BV	5,209,082
35,300	[2]	Tyler Technologies, Inc.	7,113,303
		TOTAL	300,881,861
		Materials—2.6%
147,000	[1,2]	Allegheny Technologies, Inc.	3,963,120
34,000		Eagle Materials, Inc.	3,809,700
219,400		Huntsman Corp.	7,584,658
50,000	[2]	Kraton Corp.	2,513,000
96,900	[1,2]	U.S. Concrete, Inc.	7,543,665
		TOTAL	25,414,143
		Real Estate—2.8%
330,000	[2]	Americold Realty Trust	6,032,400
110,000		Cyrusone, Inc.	6,345,900
208,000		MGM Growth Properties LLC	5,836,480
119,700		Ryman Hospitality Properties	9,163,035
		TOTAL	27,377,815
		Telecommunication Services—0.5%
672,200	[2]	Infrastrutture Wireless Italiane SPA	4,861,305
		Utilities—0.2%
103,900	[1,2]	Aquaventure Holdings Ltd.	1,580,319
		TOTAL COMMON STOCKS (IDENTIFIED COST $498,339,956)	889,584,308
		WARRANTS—0.0%
		Health Care—0.0%
222,500	[2,3]	ContraFect Corp., 7/27/2021	122,264
467,500	[2,3]	ContraFect Corp., 7/25/2022	195,228
109,440	[2]	SCYNEXIS, Inc., 6/24/2021	75,820
		TOTAL WARRANTS (IDENTIFIED COST $6,900)	393,312
	[3]	INVESTMENT COMPANIES—21.8%
42,702,037	[6]	Federated Government Obligations Fund, Institutional Shares, 1.19%[7]	42,702,037
172,033,885	[6]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.51%[7]	172,033,885
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $214,737,247)	214,735,922
		TOTAL INVESTMENT IN SECURITIES—112.1% (IDENTIFIED COST $713,084,103)	1,104,713,542
		OTHER ASSETS AND LIABILITIES - NET—(12.1)%[8]	(119,659,728)
		TOTAL NET ASSETS—100%	$985,053,814
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2018, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$127,705,542	$132,687,744
2	Non-income-producing security.
3	Affiliated companies and holdings.
4

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended January 31, 2018, were as follows:
	Balance of Shares Held 10/31/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income
arGEN-x N.V.	253,414	146	—	253,560	$19,730,077	$13,869,933	$—	$—
ContraFect Corp.	690,000	—	—	690,000	$931,500	$220,800	$—	$—
ContraFect Corp., Warrants., 7/27/2021	222,500	—	—	222,500	$122,264	$33,064	$—	$—
ContraFect Corp., Warrants., 7/25/2022	467,500	—	—	467,500	$195,228	$51,565	$—	$—
Corcept Therapeutics, Inc.	1,014,572	—	(444,572)	570,000	$13,118,550	$(5,481,570)	$6,827,344	$—
Dyax Corp.- CVR	125,000	—	—	125,000	$301,250	$1,250	$—	$—
Hamilton Lane, Inc.	270,916	—	—	270,916	$10,099,749	$2,652,268	$—	$47,410
Minerva Neurosciences, Inc.	1,055,000	—	—	1,055,000	$6,752,000	$105,500	$—	$—
SCYNEXIS, Inc.	800,000	—	—	800,000	$1,424,000	$(160,000)	$—	$—
SCYNEXIS, Inc., Warrants., 6/24/2021	109,440	—	—	109,440	$75,820	$(27,305)	$—	$—
Spark Therapeutics, Inc.	176,033	65,567	—	241,600	$13,541,680	$(3,737,144)	$—	$—
SteadyMed Ltd.	673,170	—	—	673,170	$2,187,802	$22,410	$137,632	$—
SteadyMed Ltd.	149,400	—	—	149,400	$485,550	$(36,656)	$—	$—
Affiliated issuers no longer in the portfolio at period end	265,000	—	(265,000)	—	$—	$(1,110,350)	$941,853	$—
TOTAL OF AFFILIATED TRANSACTIONS	6,271,945	65,713	(709,572)	5,628,086	$68,965,470	$6,403,765	$7,906,829	$47,410
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2018, were as follows:
	Federated Government Obligations Fund, Institutional Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total
Balance of Shares Held 10/31/2017	72,109,599	87,095,050	159,204,649
Purchases/Additions	74,671,901	157,768,781	232,440,682
Sales/Reductions	(104,079,463)	(72,829,946)	(176,909,409)
Balance of Shares Held 1/31/2018	42,702,037	172,033,885	214,735,922
Value	$42,702,037	$172,033,885	$214,735,922
Change in Unrealized Appreciation/Depreciation	NA	$1,596	$1,596
Net Realized Gain/(Loss)	NA	$(11,457)	$(11,457)
Dividend Income	$16,818	$319,895	$336,713
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
4	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
5	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2018, these restricted securities amounted to $1,767,025, which represented 0.2% of total net assets.
6	All or a portion of this security is held as collateral for securities lending.
7	7-day net yield.
8	Assets, other than investments in securities, less liabilities.
5

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
6

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$677,078,072	$—	$301,250	$677,379,322
International	106,437,522	105,767,464	—	212,204,986
Debt Securities:
Warrants	—	393,312	—	393,312
Investment Companies	214,735,922	—	—	214,735,922
TOTAL SECURITIES	$998,251,516	$106,160,776	$301,250	$1,104,713,542
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CVR	—Contingent Voting Rights
7
Federated MDT Mid Cap Growth Fund
Portfolio of Investments
January 31, 2018 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Basic Industries—4.2%
41,789		Avery Dennison Corp.	$5,126,675
35,691	[1]	Berry Global Group, Inc.	2,112,550
8,431		Chemours Co./The	435,208
16,313	[1]	Crown Holdings, Inc.	946,970
63,456	[1]	Owens-Illinois, Inc.	1,473,448
27,044	[1]	Univar, Inc.	807,534
30,218		Westlake Chemical Corp.	3,402,547
		TOTAL	14,304,932
		Capital Goods—9.9%
187,682		Allison Transmission Holdings, Inc.	8,303,052
9,639		Grainger (W.W.), Inc.	2,599,253
34,694		IDEX Corp.	4,977,895
3,167		Parker-Hannifin Corp.	637,897
35,233		Pitney Bowes, Inc.	497,138
32,556		Roper Technologies, Inc.	9,134,888
26,784	[1]	United Rentals, Inc.	4,850,850
31,086		Xylem, Inc.	2,246,274
		TOTAL	33,247,247
		Consumer Cyclicals—17.2%
27,082	[1]	AMC Networks, Inc.	1,397,160
8,366	[1]	AutoZone, Inc.	6,403,671
51,609		Cintas Corp.	8,693,536
4,761		Domino's Pizza, Inc.	1,032,423
21,788	[1]	Floor & Decor Holdings, Inc.	1,021,857
72,035		Foot Locker, Inc.	3,540,520
91,401	[1]	GoDaddy, Inc.	5,048,077
4,324		Hasbro, Inc.	408,921
39,897	[1]	IAC Interactive Corp.	5,783,868
20,033		Kohl's Corp.	1,297,537
37,969	[1]	Live Nation Entertainment, Inc.	1,710,883
85,066	[1]	MSG Networks, Inc.	2,041,584
29,603	[1]	Michaels COS, Inc.	795,433
107,448		Nielsen Holdings PLC	4,019,630
19,007	[1]	O'Reilly Automotive, Inc.	5,030,963
146,527		R.R. Donnelley & Sons Co.	1,197,126
199,536	[1]	Urban Outfitters, Inc.	6,806,173
11,654		Wynn Resorts Ltd.	1,929,786
		TOTAL	58,159,148
		Consumer Durables—5.3%
15,070	[1]	Copart, Inc.	664,135
47,157		D. R. Horton, Inc.	2,313,051
11,878		Genuine Parts Co.	1,236,143
30,698		Harley-Davidson, Inc.	1,487,625
18,574		Lear Corp.	3,587,382
11,387		Lennar Corp., Class A	713,509
8,107		Polaris Industries, Inc., Class A	916,172
5,560		Snap-On, Inc.	952,484
1

Shares			Value
		COMMON STOCKS—continued
		Consumer Durables—continued
4,225		Thor Industries, Inc.	$577,389
104,279		Toll Brothers, Inc.	4,857,316
4,370	[1]	WABCO Holdings, Inc.	674,684
		TOTAL	17,979,890
		Consumer Staples—5.6%
63,262		Block (H&R), Inc.	1,678,974
42,712		Dr. Pepper Snapple Group, Inc.	5,097,677
74,300	[1]	GNC Holdings, Inc.	323,205
77,082		McCormick & Co., Inc.	8,384,209
5,903		Spectrum Brands Holdings, Inc.	699,269
44,422		Tupperware Brands Corp.	2,565,815
		TOTAL	18,749,149
		Energy—1.2%
64,411		Cabot Oil & Gas Corp., Class A	1,697,230
14,580		Cimarex Energy Co.	1,635,876
12,644	[1]	Continental Resources, Inc.	702,121
		TOTAL	4,035,227
		Financial Services—16.2%
6,090		Alliance Data Systems Corp.	1,563,059
112,300		Ally Financial, Inc.	3,343,171
47,935		Ameriprise Financial, Inc.	8,086,634
156,358		Citizens Financial Group, Inc.	7,176,832
18,960	[1]	CoreLogic, Inc.	897,946
5,132	[1]	Credit Acceptance Corp.	1,692,072
23,375	[1]	FleetCor Technologies, Inc.	4,967,187
66,211		MSCI, Inc., Class A	9,218,558
19,541		Paychex, Inc.	1,333,673
18,717		SEI Investments Co.	1,406,583
59,127	[1]	TransUnion	3,509,779
43,647		Waddell & Reed Financial, Inc., Class A	1,003,881
239,190		Western Union Co.	4,972,760
147,407		XL Group Ltd.	5,430,474
		TOTAL	54,602,609
		Health Care—12.3%
10,726	[1]	Abiomed, Inc.	2,520,610
21,071	[1]	Acadia Pharmaceuticals, Inc.	630,234
33,003	[1]	Align Technology, Inc.	8,646,786
10,831	[1]	Alnylam Pharmaceuticals, Inc.	1,407,814
2,409	[1]	Athenahealth, Inc.	301,872
17,608		Cooper Cos., Inc.	4,308,149
27,838	[1]	Edwards Lifesciences Corp.	3,523,734
23,223	[1]	Exelixis, Inc.	703,889
35,950	[1]	IDEXX Laboratories, Inc.	6,724,088
3,316	[1]	Illumina, Inc.	771,434
4,278	[1]	Mettler-Toledo International, Inc.	2,888,762
45,827	[1]	Neurocrine Biosciences, Inc.	3,916,834
10,714	[1]	Wellcare Health Plans, Inc.	2,254,011
36,273		Zoetis, Inc.	2,783,227
		TOTAL	41,381,444
		Information Technology—23.9%
100,510		Applied Materials, Inc.	5,390,351
2

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
6,368	[1]	Arista Networks, Inc.	$1,756,422
6,475	[1]	Atlassian Corp. PLC	349,585
89,715		Cognex Corp.	5,595,525
152,610	[1]	Fortinet, Inc.	7,026,164
41,537		Fortive Corp.	3,157,643
45,831		KLA-Tencor Corp.	5,032,244
37,768		Lam Research Corp.	7,233,327
52,325		Maxim Integrated Products, Inc.	3,191,825
67,461		Microchip Technology, Inc.	6,423,636
26,451		Motorola, Inc.	2,630,817
93,037		NetApp, Inc.	5,721,776
3,136	[1]	Palo Alto Networks, Inc.	495,080
67,858	[1]	Red Hat, Inc.	8,915,184
44,683	[1]	ServiceNow, Inc.	6,651,958
17,372	[1]	Take-Two Interactive Software, Inc.	2,200,511
21,951		Universal Display Corp.	3,498,989
37,507	[1]	Veeva Systems, Inc.	2,357,690
25,386	[1]	Workday, Inc.	3,043,528
		TOTAL	80,672,255
		Transportation—2.4%
92,593	[1]	Jet Blue Airways Corp.	1,931,490
32,897		Old Dominion Freight Lines, Inc.	4,817,766
14,357	[1]	XPO Logistics, Inc.	1,355,875
		TOTAL	8,105,131
		TOTAL COMMON STOCKS (IDENTIFIED COST $265,386,182)	331,237,032
		INVESTMENT COMPANY—1.6%
5,256,613	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.51%[3] (IDENTIFIED COST $5,256,088)	5,256,613
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $270,642,270)	336,493,645
		OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	675,582
		TOTAL NET ASSETS—100%	$337,169,227
1	Non-income-producing security.
2	Affiliated holding.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2017	5,772,753
Purchases/Additions	13,786,067
Sales/Reductions	(14,302,207)
Balance of Shares Held 1/31/2018	5,256,613
Value	$5,256,613
Change in Unrealized Appreciation/Depreciation	$414
Net Realized Gain/(Loss)	$(602)
Dividend Income	$19,874
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
3

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2018, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
5
Federated Absolute Return Fund
Portfolio of Investments
January 31, 2018 (unaudited)
Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—79.2%
		Air Freight & Logistics—1.0%
15,000	[1]	XPO Logistics, Inc.	$1,416,600
		Airlines—4.8%
50,000		Delta Air Lines, Inc.	2,838,500
40,000		Southwest Airlines Co.	2,432,000
34,000	[1]	Spirit Airlines, Inc.	1,432,080
		TOTAL	6,702,580
		Automobiles—3.0%
13,000		Bayerische Motoren Werke AG	1,483,875
40,000		General Motors Co.	1,696,400
30,000		Subaru Corp.	994,490
		TOTAL	4,174,765
		Banks—10.1%
90,000		Bank of America Corp.	2,880,000
40,000		Citigroup, Inc.	3,139,200
27,000		JPMorgan Chase & Co.	3,123,090
10,000		PNC Financial Services Group	1,580,200
30,000		Sumitomo Mitsui Financial Group, Inc.	1,355,219
30,000		Wells Fargo & Co.	1,973,400
		TOTAL	14,051,109
		Biotechnology—2.6%
6,000		AbbVie, Inc.	673,320
20,000	[1]	Aimmune Therapeutics, Inc.	704,200
40,000	[1]	Array BioPharma, Inc.	592,800
6,000	[1]	BioMarin Pharmaceutical, Inc.	541,380
20,000	[1]	Exelixis, Inc.	606,200
3,000	[1]	Vertex Pharmaceuticals, Inc.	500,610
		TOTAL	3,618,510
		Capital Markets—4.9%
80,000	[1]	Credit Suisse Group AG	1,544,435
80,000		Deutsche Bank AG	1,467,200
10,000		Goldman Sachs Group, Inc.	2,678,900
6,000		S&P Global, Inc.	1,086,600
		TOTAL	6,777,135
		Chemicals—1.1%
20,000		Olin Corp.	745,600
16,000		RPM International, Inc.	835,200
		TOTAL	1,580,800
		Communications Equipment—1.8%
60,000		Cisco Systems, Inc.	2,492,400
		Consumer Finance—1.5%
20,000		Capital One Financial Corp.	2,079,200
		Diversified Financial Services—1.5%
10,000	[1]	Berkshire Hathaway, Inc., Class B	2,143,800

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Diversified Telecommunication Services—1.1%
40,000		AT&T, Inc.	$1,498,000
		Electronic Equipment Instruments & Components—0.3%
1,600	[1]	Coherent, Inc.	415,232
		Equity Real Estate Investment Trust (REITs)—0.3%
12,000		American Campus Communities, Inc.	461,520
		Health Care Equipment & Supplies—0.7%
10,000		Danaher Corp.	1,012,800
		Health Care Providers & Services—3.8%
12,000	[1]	Centene Corp.	1,286,880
20,000	[1]	Express Scripts Holding Co.	1,583,600
10,000		UnitedHealth Group, Inc.	2,367,800
		TOTAL	5,238,280
		Hotels, Restaurants & Leisure—2.9%
80,000	[1]	Caesars Entertainment Corp.	1,116,000
10,000		McDonald's Corp.	1,711,400
40,000		Melco Resorts & Entertainment, ADR	1,191,200
		TOTAL	4,018,600
		Household Durables—2.5%
30,000		KB HOME	945,600
400	[1]	NVR, Inc.	1,271,268
40,000		Pulte Group, Inc.	1,273,200
		TOTAL	3,490,068
		Insurance—1.2%
14,000		Prudential Financial, Inc.	1,663,480
		Internet & Direct Marketing Retail—0.8%
800	[1]	Amazon.com, Inc.	1,160,712
		Internet Software & Services—7.4%
2,000	[1]	Alphabet, Inc., Class A	2,364,440
2,000	[1]	Alphabet, Inc., Class C	2,339,880
32,000	[1]	Altaba, Inc.	2,556,160
20,000	[1]	eBay, Inc.	811,600
12,000	[1]	Facebook, Inc., Class A	2,242,680
		TOTAL	10,314,760
		IT Services—0.9%
16,000		Cognizant Technology Solutions Corp., Class A	1,247,680
		Machinery—2.3%
5,000		Cummins, Inc.	940,000
3,400		Fanuc Ltd.	924,592
50,000		Wabash National Corp.	1,291,500
		TOTAL	3,156,092
		Metals & Mining—2.8%
800,000		Angang Steel Co., Ltd., Class H	869,046
60,000	[1]	Detour Gold Corp.	640,975
60,000		Goldcorp, Inc., Class A	859,200
120,000		HudBay Minerals, Inc.	1,028,293
4,315	[1]	Lithion Energy	439
20,000		Warrior Met Coal, Inc.	559,400
		TOTAL	3,957,353

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Oil Gas & Consumable Fuels—0.5%
30,000	[1]	Parsley Energy, Inc., Class A	$708,000
		Pharmaceuticals—4.5%
50,000		GlaxoSmithKline PLC, ADR	1,875,500
60,000		Pfizer, Inc.	2,222,400
22,000	[1]	Revance Therapeutics, Inc.	710,600
6,000		Roche Holding AG	1,477,398
		TOTAL	6,285,898
		Semiconductors & Semiconductor Equipment—4.1%
16,000		Applied Materials, Inc.	858,080
20,000	[1]	Ichor Holdings Ltd.	638,400
50,000		Intel Corp.	2,407,000
5,000		Lam Research Corp.	957,600
20,000	[1]	Micron Technology, Inc.	874,400
		TOTAL	5,735,480
		Software—7.3%
20,000	[1]	Check Point Software Technologies Ltd.	2,068,200
16,000	[1]	Cyber-Ark Software Ltd.	692,480
20,000	[1]	Fortinet, Inc.	920,800
20,000		Microsoft Corp.	1,900,200
30,000		Open Text Corp.	1,027,500
50,000		Oracle Corp.	2,579,500
10,000	[1]	Synopsys, Inc.	926,100
		TOTAL	10,114,780
		Specialty Retail—1.8%
7,000		Home Depot, Inc.	1,406,300
14,000		TJX Cos., Inc.	1,124,480
		TOTAL	2,530,780
		Technology Hardware Storage & Peripherals—1.7%
1,000		Samsung Electronics Co. Ltd.	2,343,342
		TOTAL COMMON STOCKS (IDENTIFIED COST $87,324,061)	110,389,756
		U.S. TREASURY—11.5%
$16,000,000	[2]	United States Treasury Bill, 1.211%[3], 2/8/2018 (IDENTIFIED COST $15,996,308)	15,996,189
		EXCHANGE-TRADED FUNDS—2.1%
180,000	[1]	Sprott Physical Gold Trust	1,974,600
150,000	[1]	Sprott Physical Silver Trust	960,000
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $2,706,082)	2,934,600
		PURCHASED PUT OPTIONS—0.7%
		Air Freight & Logistics—0.0%
200		XPO Logistics, Inc., Notional Amount $1,888,800, Exercise Price $70, Expiration Date 2/16/2018	2,000
		Biotechnology—0.1%
44		Aimmune Therapeutics, Inc., Notional Amount $154,924, Exercise Price $25, Expiration Date 3/16/2018	15,400
156		Aimmune Therapeutics, Inc., Notional Amount $549,276, Exercise Price $30, Expiration Date 3/16/2018	78,000
300		Riot Blockchain, Inc., Notional Amount $412,500, Exercise Price $14, Expiration Date 2/16/2018	56,250
		TOTAL	149,650
		Diversified Financial Services—0.1%
1,000		iShares 20+ Year Treasury Bond ETF, Notional Amount $12,273,000, Exercise Price $120, Expiration Date 3/16/2018	103,000

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		PURCHASED PUT OPTIONS—continued
		Energy Equipment & Services—0.0%
1,000		Nabors Industries Ltd., Notional Amount $784,000, Exercise Price $6, Expiration Date 2/16/2018	$3,000
800		Schlumberger Ltd., Notional Amount $5,886,400, Exercise Price $65, Expiration Date 3/16/2018	24,400
1,000		Transocean Ltd., Notional Amount $1,079,000, Exercise Price $9, Expiration Date 5/18/2018	29,500
		TOTAL	56,900
		Index—0.3%
1,000		Energy Select Sector SPDR Fund, Notional Amount $7,485,000, Exercise Price $71, Expiration Date 3/16/2018	67,500
800		Energy Select Sector SPDR Fund, Notional Amount $5,988,000, Exercise Price $74, Expiration Date 3/16/2018	124,400
300		Powershares QQQ Trust Series 1, Notional Amount $5,082,000, Exercise Price $150, Expiration Date 2/16/2018	3,600
1,000		SPDR S&P 500 ETF Trust, Notional Amount $28,190,000, Exercise Price $250, Expiration Date 3/16/2018	43,000
1,000		SPDR S&P 500 ETF Trust, Notional Amount $28,190,000, Exercise Price $265, Expiration Date 2/16/2018	28,000
1,000		VanEck Vectors Oil Services ETF, Notional Amount $2,746,000, Exercise Price $24, Expiration Date 2/16/2018	3,000
600		VanEck Vectors Oil Services ETF, Notional Amount $1,647,600, Exercise Price $28, Expiration Date 4/20/2018	101,100
		TOTAL	370,600
		Internet & Direct Marketing Retail—0.1%
80		Overstock.com, Inc., Notional Amount $549,600, Exercise Price $70, Expiration Date 3/16/2018	88,800
		Machinery—0.0%
400		Deere & Co., Notional Amount $6,656,800, Exercise Price $115, Expiration Date 3/16/2018	4,200
		Media—0.1%
80		Charter Communications, Inc., Notional Amount $3,018,000, Exercise Price $300, Expiration Date 2/16/2018	1,800
800		Interpublic Group of Cos, Inc., Notional Amount $1,751,200, Exercise Price $19, Expiration Date 4/20/2018	30,000
200		Omnicom Group, Inc., Notional Amount $1,533,000, Exercise Price $70, Expiration Date 4/20/2018	27,000
		TOTAL	58,800
		Oil Gas & Consumable Fuels—0.0%
300	[4]	Anadarko Petroleum Corp., Notional Amount $1,801,500, Exercise Price $45, Expiration Date 2/16/2018	300
600	[4]	Noble Energy, Inc., Notional Amount $1,831,200, Exercise Price $22.50, Expiration Date 2/16/2018	1,200
		TOTAL	1,500
		Road & Rail—0.0%
200		CSX Corp., Notional Amount $1,135,400, Exercise Price $55, Expiration Date 2/16/2018	12,100
		Software—0.0%
360		salesforce.com, Inc., Notional Amount $4,100,760, Exercise Price $100, Expiration Date 2/16/2018	3,060
100		ServiceNow, Inc., Notional Amount $1,488,700, Exercise Price $120, Expiration Date 5/18/2018	20,500
189	[4]	Splunk, Inc., Notional Amount $1,745,793, Exercise Price $60, Expiration Date 2/16/2018	0
260	[4]	Splunk, Inc., Notional Amount $2,401,620, Exercise Price $75, Expiration Date 2/16/2018	1,300
160		Workday, Inc., Notional Amount $1,918,240, Exercise Price $105, Expiration Date 3/16/2018	30,000
		TOTAL	54,860
		Textiles Apparel & Luxury Goods—0.0%
200		NIKE, Inc., Notional Amount $1,364,400, Exercise Price $60, Expiration Date 2/16/2018	1,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $1,838,075)	903,410
		PURCHASED CALL OPTIONS—2.6%
		Airlines—0.3%
1,200		American Airlines Group, Inc., Notional Amount $205,032,000, Exercise Price $55, Expiration Date 2/16/2018	125,400
300		Delta Air Lines, Inc., Notional Amount $1,703,100, Exercise Price $55, Expiration Date 4/20/2018	121,500
1,000		Delta Air Lines, Inc., Notional Amount $5,677,000, Exercise Price $57.50, Expiration Date 2/16/2018	102,500
200		Delta Air Lines, Inc., Notional Amount $1,135,400, Exercise Price $62.50, Expiration Date 6/15/2018	36,100
800		Southwest Airlines Co., Notional Amount $4,864,000, Exercise Price $70, Expiration Date 6/15/2018	86,000
		TOTAL	471,500
		Banks—0.0%
800		Citigroup, Inc., Notional Amount $6,278,400, Exercise Price $80, Expiration Date 2/16/2018	49,200

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		PURCHASED CALL OPTIONS—continued
		Biotechnology—0.3%
55		Bluebird Bio, Inc., Notional Amount $1,126,950, Exercise Price $200, Expiration Date 8/17/2018	$203,775
160		Clovis Oncology, Inc., Notional Amount $968,000, Exercise Price $65, Expiration Date 1/18/2019	196,800
		TOTAL	400,575
		Capital Markets—0.2%
800		Credit Suisse Group AG, Notional Amount $1,544,800, Exercise Price $17.50, Expiration Date 3/16/2018	160,000
600		Deutsche Bank AG, Notional Amount $1,100,400, Exercise Price $20, Expiration Date 6/15/2018	48,300
		TOTAL	208,300
		Chemicals—0.0%
120		Albemarle Corp., Notional Amount $1,339,080, Exercise Price $120, Expiration Date 6/15/2018	64,800
		Communications Equipment—0.1%
1,000		Ciena Corp., Notional Amount $2,128,000, Exercise Price $23, Expiration Date 2/16/2018	10,500
125		Cisco Systems, Inc., Notional Amount $519,250, Exercise Price $36, Expiration Date 4/20/2018	73,437
		TOTAL	83,937
		Index—0.9%
800		Chicago Board Options Exchange, Notional Amount $1,083,200, Exercise Price $15, Expiration Date 2/14/2018	74,000
2,000		Financial Select Sector SPDR Fund, Notional Amount $5,948,000, Exercise Price $29, Expiration Date 6/15/2018	354,000
1,400		iShares Russell 2000 ETF, Notional Amount $21,890,400, Exercise Price $160, Expiration Date 2/16/2018	103,600
3,600		SPDR S&P 500 ETF Trust, Notional Amount $101,484,000, Exercise Price $300, Expiration Date 6/15/2018	558,000
700		VanEck Vectors Gold Miners ETF, Notional Amount $1,662,500, Exercise Price $23, Expiration Date 6/15/2018	140,350
		TOTAL	1,229,950
		Internet Software & Services—0.4%
30		Alphabet, Inc., Notional Amount $3,509,820, Exercise Price $1,020, Expiration Date 3/16/2018	475,350
120		Facebook, Inc., Notional Amount $2,242,680, Exercise Price $185, Expiration Date 3/16/2018	111,600
		TOTAL	586,950
		Metals & Mining—0.0%
102		Rio Tinto PLC, Notional Amount $572,322, Exercise Price $60, Expiration Date 4/20/2018	9,690
		Pharmaceuticals—0.1%
100		Jazz Pharmaceuticals PLC, Notional Amount $1,457,400, Exercise Price $135, Expiration Date 6/15/2018	184,000
		Semiconductors & Semiconductor Equipment—0.1%
200		Ichor Holdings Ltd., Notional Amount $638,400, Exercise Price $30, Expiration Date 2/16/2018	64,500
600		Marvell Technology Group Ltd., Notional Amount $1,399,800, Exercise Price $24, Expiration Date 2/16/2018	18,000
		TOTAL	82,500
		Software—0.2%
800		Oracle Corp., Notional Amount $4,127,200, Exercise Price $52.50, Expiration Date 3/16/2018	100,000
400		Oracle Corp., Notional Amount $2,063,600, Exercise Price $52.50, Expiration Date 1/18/2019	180,000
		TOTAL	280,000
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $2,549,783)	3,651,402
		INVESTMENT COMPANY—1.2%
1,714,178	[5]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.51%[6] (IDENTIFIED COST $1,714,178)	1,714,178
		TOTAL INVESTMENT IN SECURITIES—97.3% (IDENTIFIED COST $112,128,487)	135,589,535
		OTHER ASSETS AND LIABILITIES - NET—2.7%[7]	3,818,421
		TOTAL NET ASSETS—100%	$139,407,956

SECURITIES SOLD SHORT—(44.4)%
Shares			Value in U.S. Dollars
		COMMON STOCKS—(44.4)%
		Automobiles—(0.8)%
(3,000)	[1]	Tesla Motors, Inc.	$(1,062,930)
		Beverages—(1.0)%
(30,000)		The Coca-Cola Co.	(1,427,700)
		Commercial Services & Supplies—(0.5)%
(10,000)		Waste Connections, Inc.	(718,200)
		Energy Equipment & Services—(1.8)%
(30,000)		National Oilwell Varco, Inc.	(1,100,400)
(20,000)		Schlumberger Ltd.	(1,471,600)
		TOTAL	(2,572,000)
		Equity Real Estate Investment Trust (REITs)—(5.4)%
(70,000)		American Homes 4 Rent, Class A	(1,455,300)
(20,000)		Education Realty Trust, Inc.	(660,600)
(6,000)		Federal Realty Investment Trust	(724,800)
(16,000)		Lamar Advertising Co., Class A	(1,152,000)
(12,000)		Regency Centers Corp.	(754,920)
(8,000)		Simon Property Group, Inc.	(1,306,960)
(8,000)		SL Green Reality Corp.	(804,160)
(10,000)		Vornado Realty Trust L.P.	(716,800)
		TOTAL	(7,575,540)
		Food Products—(1.0)%
(17,000)		Kraft Heinz Co./The	(1,332,630)
		Hotels, Restaurants & Leisure—(1.2)%
(5,000)	[1]	Chipotle Mexican Grill, Inc.	(1,623,800)
		Household Products—(2.4)%
(10,000)		Colgate-Palmolive Co.	(742,400)
(10,000)		Kimberly-Clark Corp.	(1,170,000)
(16,000)		Procter & Gamble Co.	(1,381,440)
		TOTAL	(3,293,840)
		Index—(13.7)%
(100,000)		Consumer Staples Select Sector SPDR Fund	(5,782,000)
(50,000)		Energy Select Sector SPDR	(3,742,500)
(50,000)		Real Estate Select Sector SPDR	(1,615,500)
(60,000)		SPDR S&P Retail ETF	(2,833,200)
(100,000)		Utilities Select Sector SPDR Fund	(5,104,000)
		TOTAL	(19,077,200)
		Internet Software & Services—(1.5)%
(10,000)	[1]	Alibaba Group Holding Ltd., ADR	(2,042,900)
		IT Services—(0.2)%
(6,000)	[1]	Square, Inc., Class A	(281,460)
		Leisure Products—(0.7)%
(10,000)		Hasbro, Inc.	(945,700)
		Media—(4.2)%
(45,000)	[1]	Altice USA, Inc., Class A	(966,150)
(2,000)	[1]	Charter Communications, Inc., Class A	(754,500)
(30,000)		Cinemark Holdings, Inc.	(1,104,000)
(20,000)		Comcast Corp., Class A	(850,600)
(60,000)		Interpublic Group of Cos., Inc.	(1,313,400)
(10,000)		WPP PLC, ADR	(904,000)
		TOTAL	(5,892,650)

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Oil Gas & Consumable Fuels—(1.2)%
(20,000)		Exxon Mobil Corp.	$(1,746,000)
		Personal Products—(0.8)%
(60,000)		Coty, Inc., Class A	(1,176,600)
		Road & Rail—(2.0)%
(28,000)		CSX Corp.	(1,589,560)
(8,000)		Norfolk Southern Corp.	(1,207,040)
		TOTAL	(2,796,600)
		Semiconductors & Semiconductor Equipment—(1.7)%
(6,000)		ASML Holding N.V., ADR	(1,217,760)
(5,000)		NVIDIA Corp.	(1,229,000)
		TOTAL	(2,446,760)
		Software—(2.3)%
(4,000)	[1]	Guidewire Software Inc.	(317,800)
(4,000)	[1]	Salesforce.com, Inc.	(455,640)
(5,000)	[1]	ServiceNow, Inc.	(744,350)
(8,000)	[1]	Splunk, Inc.	(738,960)
(8,000)	[1]	Workday, Inc., Class A	(959,120)
		TOTAL	(3,215,870)
		Textiles Apparel & Luxury Goods—(1.0)%
(20,000)		Nike, Inc., Class B	(1,364,400)
		Trading Companies & Distributors—(1.0)%
(5,000)		Grainger (W.W.), Inc.	(1,348,300)
		TOTAL SECURITIES SOLD SHORT (Proceeds $58,262,332)	$(61,941,080)
At January 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
1CME S&P 500 Index Futures, Short Futures	20	$14,129,000	March 2018	$(587,310)
1E-Mini Dow ($5) Futures, Short Futures	50	$6,534,000	March 2018	$(420,036)
[1]Euro-Bono Futures, Short Futures	60	$10,830,602	March 2018	$4,984
[1]Euro-BTP Italian Government Bond Futures, Short Futures	40	$6,753,079	March 2018	$158,202
[1]Euro-Bund Futures, Short Futures	50	$9,859,207	March 2018	$250,325
[1]Euro-OAT Futures, Short Futures	35	$6,645,498	March 2018	$171,375
1NASDAQ 100 E-Mini Futures, Short Futures	10	$1,392,500	March 2018	$(130,147)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(552,607)
The average notional value of short futures contracts held by the Fund throughout the period was $63,676,264. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At January 31, 2018, the Fund had the following outstanding written put option contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Exercise Price	Value in U.S. Dollars
[1]Deere & Co. (PREMIUMS RECEIVED $26,084)	400	$6,656,800	3/16/2018	$100	$(2,400)
The average market value of purchased options and written options held by the Fund throughout the period was $3,516,312 and $8,025, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.

At January 31, 2018, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/16/2018	Citibank	4,000,000 GBP	$5,694,142	$(5,345)
3/16/2018	Citibank	2,000,000 NZD	$1,482,289	$(9,072)
3/16/2018	JPMorgan	4,000,000 NZD	$2,963,068	$(16,633)
3/16/2018	JPMorgan	$6,500,000	727,784,460 JPY	$(182,601)
Contracts Sold:
3/16/2018	JPMorgan	4,000,000 GBP	$5,366,179	$(322,618)
3/16/2018	JPMorgan	4,000,000 NZD	$2,807,094	$(139,342)
3/16/2018	JPMorgan	2,000,000 NZD	$1,398,128	$(75,090)
3/16/2018	JPMorgan	$6,500,000	707,535,465 JPY	$(3,327)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(754,028)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $302,097 and $535,802, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts, and value on Securities Sold Short and Written Option Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its securities sold short, outstanding futures contracts and outstanding written option contracts.
3	Discount rate at time of purchase.
4	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
5	Affiliated holding.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2017	8,867,662
Purchases/Additions	34,075,366
Sales/Reductions	(41,228,850)
Balance of Shares Held 1/31/2018	1,714,178
Value	$1,714,178
Change in Unrealized Appreciation/Depreciation	$390
Net Realized Gain/(Loss)	$(1,231)
Dividend Income	$18,656
6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including, but not limited to, industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$88,546,372	$—	$—	$88,546,372
International	10,850,987[1]	10,992,397	—	21,843,384
Debt Securities:
U.S. Treasury	—	15,996,189	—	15,996,189
Exchange-Traded Funds	2,934,600	—	—	2,934,600
Purchased Put Options	900,610	—	2,800	903,410
Purchased Call Options	3,651,402	—	—	3,651,402
Investment Company	1,714,178	—	—	1,714,178
TOTAL SECURITIES	$108,598,149	$26,988,586	$2,800	$135,589,535
Other Financial Instruments:
Assets
Futures Contracts	$584,886	$—	$—	$584,886
Liabilities
Securities Sold Short	(61,941,080)	—	—	(61,941,080)
Futures Contracts	(1,137,493)	—	—	(1,137,493)
Written Put Options	(2,400)	—	—	(2,400)
Foreign Exchange Contracts	—	(754,028)	—	(754,028)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(62,496,087)	$(754,028)	$—	$(63,250,115)
1	Includes $334 of a security transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. Transfer shown represents the value of the security at the beginning of the period.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
GBP	—Great British Pound
JPY	—Japanese Yen
NZD	—New Zealand Dollar
REITs	—Real Estate Investment Trust
SPDR	—Standard & Poor's Depositary Receipts
10
Federated Strategic Value Dividend Fund
Portfolio of Investments
January 31, 2018 (unaudited)
Shares		Value
	COMMON STOCKS—98.5%
	Consumer Staples—21.8%
9,951,041	Altria Group, Inc.	$699,956,224
1,756,225	British American Tobacco PLC	120,063,608
3,433,960	General Mills, Inc.	200,852,320
3,948,275	Imperial Brands PLC	162,531,376
1,872,600	Kimberly-Clark Corp.	219,094,200
675,700	PepsiCo, Inc.	81,286,710
5,828,853	Philip Morris International, Inc.	625,027,907
3,087,855	Procter & Gamble Co.	266,605,401
13,462,625	The Coca-Cola Co.	640,686,324
	TOTAL	3,016,104,070
	Energy—15.7%
53,519,925	BP PLC	381,109,208
3,874,474	Chevron Corp.	485,665,316
5,990,975	Exxon Mobil Corp.	523,012,118
6,008,465	Occidental Petroleum Corp.	450,454,621
5,937,775	Total S.A.	344,122,504
	TOTAL	2,184,363,767
	Financials—3.1%
1,573,875	Canadian Imperial Bank of Commerce	155,928,786
1,164,344	Muenchener Rueckversicherungs-Gesellschaft AG	274,038,068
	TOTAL	429,966,854
	Health Care—11.5%
2,346,400	AbbVie, Inc.	263,313,008
5,721,150	AstraZeneca PLC	396,441,034
20,982,123	GlaxoSmithKline PLC	391,134,032
5,383,085	Merck & Co., Inc.	318,947,786
2,605,812	Sanofi	229,587,652
	TOTAL	1,599,423,512
	Industrials—1.5%
1,651,100	United Parcel Service, Inc.	210,218,052
	Information Technology—0.8%
1,561,825	Paychex, Inc.	106,594,556
	Real Estate—8.2%
4,562,350	Crown Castle International Corp.	514,496,210
1,215,000	Digital Realty Trust, Inc.	136,019,250
2,225,500	National Retail Properties, Inc.	88,307,840
2,482,014	Omega Healthcare Investors	67,113,659
574,825	Public Storage, Inc.	112,527,742
3,894,319	Ventas, Inc.	217,965,034
	TOTAL	1,136,429,735
	Telecommunication Services—19.4%
18,752,934	AT&T, Inc.	702,297,378
13,306,185	BCE, Inc.	622,253,464
14,841,266	Verizon Communications, Inc.	802,467,253
176,131,414	Vodafone Group PLC	561,721,917
	TOTAL	2,688,740,012
1

Shares			Value
		COMMON STOCKS—continued
		Utilities—16.5%
873,790		American Electric Power Co., Inc.	$60,099,276
5,972,695		Dominion Energy, Inc.	456,552,806
6,768,259		Duke Energy Corp.	531,308,331
35,578,509		National Grid- SP PLC	407,519,516
10,626,905		PPL Corp.	338,679,462
4,206,025		Public Service Enterprises Group, Inc.	218,166,517
5,995,143		Southern Co.	270,440,901
		TOTAL	2,282,766,809
		TOTAL COMMON STOCKS (IDENTIFIED COST $11,587,524,025)	13,654,607,367
		INVESTMENT COMPANY—0.8%
106,862,597	[1]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.51%[2] (IDENTIFIED COST $106,858,370)	106,862,597
		TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $11,694,382,395)	13,761,469,964
		OTHER ASSETS AND LIABILITIES - NET—0.7%[3]	96,838,480
		TOTAL NET ASSETS—100%	$13,858,308,444
1	Affiliated holding.
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the period ended January 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2017	216,486,806
Purchases/Additions	589,901,942
Sales/Reductions	(699,526,151)
Balance of Shares Held 1/31/2018	106,862,597
Value	$106,862,597
Change in Unrealized Appreciation/Depreciation	$(6,191)
Net Realized Gain/(Loss)	$(30,130)
Dividend Income	$516,669
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
2

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
3

The following is a summary of the inputs used, as of January 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$9,608,156,202	$—	$—	$9,608,156,202
International	622,253,464	3,424,197,701	—	4,046,451,165
Investment Company	$106,862,597	—	—	$106,862,597
TOTAL SECURITIES	$10,337,272,263	$3,424,197,701	$—	$13,761,469,964
4
Federated Global Strategic Value Dividend Fund
Portfolio of Investments
January 31, 2018 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—104.7%
	Australia—2.4%
1,560	Amcor Ltd.	$18,382
1,405	Sonic Healthcare Ltd.	27,108
	TOTAL	45,490
	Canada—14.0%
340	Bank of Montreal	28,082
885	BCE, Inc.	41,493
569	Canadian Imperial Bank of Commerce	56,517
565	Emera, Inc.	20,954
839	Enbridge, Inc.	30,795
680	Fortis, Inc.	24,088
685	TELUS Corp.	25,857
725	TransCanada Corp.	33,465
	TOTAL	261,251
	France—6.1%
475	Sanofi	41,992
835	Scor SA	37,514
595	TOTAL SA	34,600
	TOTAL	114,106
	Germany—2.7%
210	Muenchener Rueckversicherungs-Gesellschaft AG	49,592
	Japan—2.4%
600	Japan Tobacco, Inc.	19,884
1,000	NTT DOCOMO, Inc.	24,860
	TOTAL	44,744
	Luxembourg—0.9%
1,135	SES SA, GDR	17,778
	Singapore—1.3%
9,290	Singapore Telecom Ltd.	25,127
	Spain—1.0%
850	Red Electrica Corp. SA	18,076
	Sweden—1.3%
1,875	Skand Enskilda BKN, Class A	23,772
	Switzerland—4.9%
154	Novartis AG	13,952
125	Roche Holding AG	30,817
140	Zurich Insurance Group AG	46,032
	TOTAL	90,801
	United Kingdom—22.5%
855	AstraZeneca PLC	59,338
4,280	BAE Systems PLC	36,169
6,140	BP PLC	43,790
525	British American Tobacco PLC	35,947
8,030	BT Group PLC	29,167
2,530	GlaxoSmithKline PLC	47,235
1,105	Imperial Brands PLC	45,558
3,209	National Grid PLC	36,815
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
1,570		SSE PLC	$29,136
17,690		Vodafone Group PLC	56,505
		TOTAL	419,660
		United States—45.2%
223		AbbVie, Inc.	25,025
760		Altria Group, Inc.	53,459
350		American Electric Power Co., Inc.	24,073
1,994		AT&T, Inc.	74,675
275		Chevron Corp.	34,471
790		Coca-Cola Co.	37,596
430		Crown Castle International Corp.	48,491
635		Dominion Resources, Inc.	48,539
675		Duke Energy Corp.	52,988
290		Exxon Mobil Corp.	25,317
741		General Mills, Inc.	43,341
210		Kimberly-Clark Corp.	24,570
750		Occidental Petroleum Corp.	56,228
180		PepsiCo, Inc.	21,654
590		Philip Morris International, Inc.	63,266
1,045		PPL Corp.	33,304
305		Procter & Gamble Co.	26,334
770		Public Service Enterprises Group, Inc.	39,940
245		United Parcel Service, Inc., Class B	31,193
1,475		Verizon Communications, Inc.	79,753
		TOTAL	844,217
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,838,983)	1,954,614
		INVESTMENT COMPANY—1.3%
23,151	[1]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.51%[2] (IDENTIFIED COST $23,150)	23,151
		TOTAL INVESTMENT IN SECURITIES—106.0% (IDENTIFIED COST $1,862,133)	1,977,765
		OTHER ASSETS AND LIABILITIES - NET—(6.0)%[3]	(111,477)
		TOTAL NET ASSETS—100%	$1,866,288
1	Affiliated holding.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2017	46,137
Purchases/Additions	300,747
Sales/Reductions	(323,733)
Balance of Shares Held 1/31/2018	23,151
Value	$23,151
Change in unrealized Appreciation/Depreciation	1
Net realized Gain/(Loss)	(4)
Dividend Income	$95
2

2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$844,217	$—	$—	$844,217
International	261,250	849,147	—	1,110,397
Investment Company	23,151	—	—	23,151
TOTAL SECURITIES	$1,128,618	$849,147	$—	$1,977,765
The following acronym is used throughout this portfolio:
GDR	— Global Depositary Receipt
4

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 23, 2018